INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred income tax assets:
Accrued liabilities	$ 2,642	$ 248
Tax loss carry forward	334	117
Provision for doubtful accounts	0	1,376
Net deferred income tax assets - current	2,976	1,741
Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	0	(398)
Deferred income tax liabilities - current	(10,868)	(9,903)
Net deferred income tax liabilities - current	7,892	8,162
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets - non-current	2,680	1,889
Deferred income tax liabilities - non-current:
Unearned income	(564)	(78)
Net deferred income tax assets - non-current	$ 2,116	$ 1,811